Partners' Equity and Net Income Per Unit (Tables)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Summary of Incentive Distribution Rights

The general partner is entitled to incentive distributions if the amount the Partnership distributes to common unitholders with respect to any quarter exceeds specified target levels shown below:

Quarterly Distribution Target Amount (per unit)	Common Unitholders	General Partner
Minimum quarterly distribution of $0.35	98%	2%
Up to $0.4025	98%	2%
Above $0.4025 up to $0.4375	85%	15%
Above $0.4375 up to $0.525	75%	25%
Above $0.525	50%	50%

Summary of Issuances of Common Units

The following table summarizes the issuances of common units over the three years ending December 31, 2014:

	Offering	Number of Common Units	Offering		Gross Proceeds (i)	Net Proceeds	Teekay Corporation’s Ownership After the
Date	Type	Issued	Price		(in millions of U.S. Dollars)		Offering(ii)	Use of Proceeds

July 2012	Private	1,700,022	$26.47		45.9	45.8	32.30%	Partially finance shipyard installments for four newbuilding shuttle tankers

September 2012	Public	7,778,832	$27.65		219.5	211.4	29.36%	Prepayment of revolving credit facilities

April 2013	Private	2,056,202	$29.18		61.2	61.2	28.67%	Partially finance four newbuilding shuttle tankers installments and for general partnership purposes.

May 2013	Private	1,446,654	$30.60		45.1	45.1	29.91%	Partially finance the acquisition of Voyageur Spirit FPSO unit

During 2013	COP	85,508	(iii	)	2.8	2.4	(iii )	General partnership purposes

December 2013	Private	1,750,000	$30.50		54.5	54.4	29.31%	For general partnership purposes, which may include funding vessel conversion projects and future vessel acquisitions.

During 2014	COP	213,350	(iii	)	7.8	7.6	(iii )	General partnership purposes

November 2014	Private	6,704,888	$26.10		178.6	178.5	27.26%	For general partnership purposes, which may include funding vessel conversion projects and finance newbuilding FAUs and towage vessels.

(i)	Including General Partner’s 2% proportionate capital contribution
(ii)	Including Teekay Corporation’s indirect 2% general partner interest
(iii)

In May 2013, the Partnership implemented a continuous offering program (or COP), under which the Partnership may issue new common units, representing limited partner interests, at market prices up to a maximum aggregate amount of $100 million.